4. LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 6) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-accrual loans
Non-accrual loans	$ 968	$ 513
Consumer Real Estate
Non-accrual loans
Non-accrual loans	783	65
Commercial and industrial loans (except those secured by real estate)
Non-accrual loans
Non-accrual loans	60	189
Construction and land development
Non-accrual loans
Non-accrual loans	125	238
Consumer and other
Non-accrual loans
Non-accrual loans	$ 0	$ 21